UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235

                        FIRST DEFINED PORTFOLIO FUND, LLC
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              (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
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                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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                       FIRST DEFINED PORTFOLIO FUND, LLC

                               SEMI-ANNUAL REPORT

                     FOR THE SIX MONTHS ENDED JUNE 30, 2007
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TABLE OF CONTENTS
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                  JUNE 30, 2007

Shareholder Letter ........................................................    1
Market Overview ...........................................................    2
Performance Summaries and Portfolio Components ............................    3
Understanding Your Fund Expenses ..........................................   12
Portfolio of Investments ..................................................   13
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   30
Statements of Changes in Net Assets .......................................   32
Statements of Changes in Net Assets - Capital Stock Activity ..............   34
Financial Highlights ......................................................   36
Notes to Financial Statements .............................................   44
Additional Information ....................................................   49

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor" or "First Trust") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Fund will achieve its investment objective. Each Portfolio of the Fund is subject to market risk, which is the possibility that the market value of securities owned by the Portfolio will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Portfolio shares may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the market overview and discussion of each Portfolio's performance by Robert F. Carey, Chief Investment Officer of First Trust, the Fund's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Portfolios are spelled out in the prospectus.

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SHAREHOLDER LETTER
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust") we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to the market.

The report you hold gives detailed information about eight Portfolios in the First Defined Portfolio Fund, LLC over the six-month period ended June 30, 2007. I encourage you to read this semi-annual report and discuss it with your financial advisor.

First Trust is pleased to be a part of the investment solutions offered by American Skandia Life Assurance Corporation, a Prudential Financial Company, and pleased to give you current information about your investment. We value the trust you have placed in our Portfolios and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Defined Portfolio Fund, LLC
August 15, 2007

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[PHOTO OMITTED]

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBN Radio and has been quoted by several publications, including THE WALL STREET JOURNAL, THE WALL STREET REPORTER, BLOOMBERG NEWS SERVICE, and REGISTERED REP.

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                                 MARKET OVERVIEW
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The equities markets performed well in the first half of 2007. The S&P 500 Index posted a total return of 7.0%, while the S&P MidCap 400 Index and Russell 2000 Index of small-caps returned 12.0% and 6.5%, respectively. According to Ibbotson Associates, the S&P 500 Index has averaged 10.4% a year since 1926, while small-cap stocks have averaged 12.7%. Large-caps are advancing at a faster clip than their historical average, while small-caps are on pace to achieve their norm. Mid-cap issues continue to be the sweet spot of the market. We believe mid-caps are outperforming their two counterparts because their size makes them attractive to private equity firms and others looking to make acquisitions. Private equity firms, in particular, are well-capitalized so small companies are not big enough to meet the needs of such firms, while most large companies are out of reach. With interest rates still at relatively low levels, we believe merger and acquisition activity will remain strong through at least the end of this year.

With respect to fixed-income securities, the Lehman Brothers U.S. Treasury Intermediate Index posted a total return of just 1.5% at the 2007 midway point. Treasury bonds have returned 5.4%, on average, since 1926, according to Ibbotson Associates. At this juncture they are not on pace to achieve their average. The Federal Reserve Board (the "Fed") has held the federal funds rate at 5.25% over the past 12 months. The Fed has been monitoring the weakness in the housing market and weighing its influence against the overall strength of the economy. Its primary concern is curbing inflation, which is still tracking above its 2.0% ceiling. The Fed also has a new concern on its hands: sub-prime mortgages. A high percentage of sub-prime mortgages written in recent years were adjustable-rate. Unfortunately, some of these homeowners will not be able to afford their homes once these mortgages reset higher over the next 6-12 months. In fact, foreclosures were already 58% higher in the first half of this year versus the same period a year ago, according to RealtyTrac. As of June, the Fed did not believe the sub-prime fallout would derail the current economic expansion.

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle, in our opinion. Mid- and small- caps have dominated their larger counterparts since the start of this decade. From December 31, 1999 through June 30, 2007, the S&P 500 Index posted a cumulative total return of 15.7%, which paled in comparison to the 119.2% gain posted by the S&P MidCap 400 Index and the 82.3% gain posted by the Russell 2000 Index. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Fed may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast in June called for 2.1% GDP growth in 2007, well below last year's 3.3% growth rate and the 3.9% growth registered in 2004.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 7.1% versus 7.1% for the Portfolio's benchmark, the Russell 3000 Index. Of the Portfolio's 114 stocks, 76 advanced and 38 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Research In Motion Ltd., Caterpillar, Inc., and Potash Corp. of Saskatchewan, Inc. The worst performing stocks (by percentage loss) were Harley-Davidson, Inc., DIRECTV Group, Inc., and Rogers Corp.

The biggest contributor to the Portfolio's performance over the six months covered by this report was the industrial sector. Caterpillar, Inc. and PACCAR, Inc., both top five performers in the Portfolio, led the strong performance in the group. An underweight position in financials also helped portfolio performance, relative to its benchmark, as it was the worst performing sector in the benchmark. Performance was hurt most by the consumer discretionary sector, which included Harley-Davidson, Inc. and DIRECTV Group, Inc., two of the portfolio's worst performing stocks by contribution to return. Performance was also hurt, relative to its benchmark, by the underperformance of the Portfolio's energy holdings.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO (CONTINUED)

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Software                                         10.2%
            Diversified Telecommunication Services            9.7%
            Communications Equipment                          8.1%
            Oil, Gas & Consumable Fuels                       7.8%
            Pharmaceuticals                                   6.1%
            Machinery                                         5.7%
            Chemicals                                         5.3%
            Commercial Banks                                  4.9%
            Computers & Peripherals                           3.4%
            Specialty Retail                                  3.4%
            Consumer Finance                                  3.3%
            Media                                             3.0%
            Semiconductors & Semiconductor Equipment          2.8%
            IT Services                                       1.9%
            Commercial Services & Supplies                    1.8%
            Electric Utilities                                1.7%
            Metals & Mining                                   1.5%
            Automobiles                                       1.5%
            Wireless Telecommunication Services               1.5%
            Beverages                                         1.5%
            Leisure Equipment & Products                      1.3%
            Multi-Utilities                                   1.0%
            Electrical Equipment                              1.0%
            Energy Equipment & Services                       0.9%
            Multiline Retail                                  0.9%
            Aerospace & Defense                               0.9%
            Construction & Engineering                        0.8%
            Hotels, Restaurants & Leisure                     0.8%
            Biotechnology                                     0.7%
            Air Freight & Logistics                           0.7%
            Electronic Equipment & Instruments                0.7%
            Health Care Equipment & Supplies                  0.7%
            Health Care Technology                            0.6%
            Food Products                                     0.6%
            Diversified Financial Services                    0.6%
            Real Estate Investment Trusts (REITs)             0.4%
            Internet Software & Services                      0.3%
            Health Care Providers & Services                  0.3%
            Building Products                                 0.3%
            Household Durables                                0.3%
            Internet & Catalog Retail                         0.2%
            Airlines                                          0.2%
            Personal Products                                 0.2%
            Containers & Packaging                            0.2%
            Textiles, Apparel & Luxury Goods                  0.1%
            Tobacco                                           0.1%
            Life Sciences Tools & Services                    0.1%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 5.9% versus 8.8% for the Portfolio's benchmark, the Dow Jones Industrial Average. Of the Portfolio's 10 stocks, 7 advanced and 3 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Caterpillar, Inc., Intel Corp., and 3M Co. The worst performing stocks (by percentage loss) were Citigroup, Inc., Home Depot, Inc., and General Motors Corp.

Caterpillar was the biggest contributor to the Portfolio over the six months covered by this report as sustained global economic growth boosted the firm's business. Intel Corp. and 3M Co. were also strong performers over the period. Portfolio performance was hurt most by Citigroup, Inc. and Home Depot, Inc. Home Depot shares lagged the overall market as the slowdown in housing affected earnings.

                              PORTFOLIO COMPONENTS

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Machinery                                      12.0%
            Semiconductor & Semiconductor Equipment        11.0%
            Industrial Conglomerates                       10.5%
            Computers & Peripherals                        10.2%
            Oil, Gas & Consumable Fuels                    10.2%
            Chemicals                                       9.8%
            Specialty Retail                                9.3%
            Software                                        9.2%
            Pharmaceuticals                                 9.2%
            Diversified Financial Services                  8.6%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six-month ended June 30, 2007, the Portfolio's total return was 4.0% versus 4.2% for the Portfolio's benchmark, the Dow Jones Select Dividend Index(R). Of the Portfolio's 20 stocks, 12 advanced and 8 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Lyondell Chemical Co., Lubrizol Corp., and ONEOK, Inc. The worst performing stocks (by percentage loss) were Pinnacle West Capital Corp., Regions Financial Corp., and UniSource Energy Corp.

The materials sector was the biggest contributor to Portfolio performance for the six months covered by this report. The sector was led by Lyondell Chemical Co. and Lubrizol Corp., the Portfolio's top two performers over the period. Performance was held back by the Portfolio's financial holdings. Financials were the worst performing sector over the period in the S&P 500 Index and the Portfolio's large weight in the sector hurt performance.

                              PORTFOLIO COMPONENTS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Multi-Utilities                             19.6%
            Electric Utilities                          18.3%
            Insurance                                   14.5%
            Commercial Banks                            13.4%
            Chemicals                                   13.3%
            Gas Utilities                               10.7%
            Paper & Forest Products                      5.7%
            Diversified Financial Services               4.5%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 15.4% versus 9.2% for the Portfolio's benchmark, the Morgan Stanley International Developed Markets World Index. Of the Portfolio's 15 stocks, 13 advanced and 2 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were GKN PLC, CITIC Pacific Ltd., and Compass Group PLC. The worst performing stocks (by percentage loss) were BOC Hong Kong (Holdings) Ltd., Hang Lung Properties Ltd., and Cathay Pacific Airways Ltd.

The biggest contributors to the Portfolio's outperformance over the six months covered by this report were the Financial Times 30 Index stocks, which included GKN PLC, the Portfolio's best performing stock, and Compass Group PLC, the third best performing stock. The performance of the five Financial Times 30 Index stocks was helped by a weakening U.S. dollar which boosted returns when converted from pounds. Performance was hurt by BOC Hong Kong Holdings, the worst performer in the Portfolio over the period.

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Diversified Telecommunication Services         25.5%
            Industrial Conglomerates                       14.3%
            Commercial Banks                               10.9%
            Auto Components                                 8.4%
            Automobiles                                     7.2%
            Oil, Gas & Consumable Fuels                     7.2%
            Wireless Telecommunication Services             7.0%
            Hotels, Restaurants & Leisure                   7.0%
            Electric Utilities                              6.8%
            Pharmaceuticals                                 5.7%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 2.3% versus 7.0% for the Portfolio's benchmark, the S&P 500 Index. Of the Portfolio's 24 stocks, 16 advanced and 8 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were PACCAR, Inc., Exxon Mobil Corp., and Coca-Cola Co. The worst performing stocks (by percentage loss) were Johnson & Johnson, Harley-Davidson, Inc., and DIRECTV Group, Inc.

Over the six months covered by this report, the biggest positive contributor to the Portfolio's performance was the industrials sector, led by PACCAR, Inc., the Portfolio's best performing stock. The Portfolio's performance, relative to its benchmark, was hurt by the health care and information technology sectors. Johnson & Johnson, a top three Portfolio holding, trailed the overall health care sector, hurting Portfolio returns. Lexmark International, Inc. and Microsoft Corp. were responsible for the bulk of the underperformance of the Portfolio's information technology holdings.

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Consumer Finance                                   16.3%
            Software                                           14.8%
            Pharmaceuticals                                    10.8%
            Oil, Gas & Consumable Fuels                        10.7%
            Beverages                                           9.3%
            Machinery                                           6.5%
            Media                                               5.3%
            Electric Utilities                                  4.0%
            Diversified Financial Services                      3.8%
            Aerospace & Defense                                 3.5%
            Electrical Equipment                                3.5%
            Automobiles                                         2.9%
            Real Estate Investment Trusts (REITs)               2.6%
            Leisure Equipment & Products                        1.8%
            Food Products                                       1.1%
            Electronic Equipment & Instruments                  0.8%
            Tobacco                                             0.7%
            Health Care Providers & Services                    0.6%
            Energy Equipment & Services                         0.4%
            Life Sciences Tools & Services                      0.4%
            Computers & Peripherals                             0.2%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 10.1% versus 10.3% for the Portfolio's benchmark, the NASDAQ(R) 100 Index. Of the Portfolio's 15 stocks, 9 advanced and 6 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Research In Motion Ltd., PACCAR, Inc., and Millicom International Cellular S.A. The worst performing stocks (by percentage loss) were American Eagle Outfitters, Inc., Infosys Technologies Ltd., and Wynn Resorts Ltd.

Over the six months covered by this report, the biggest contributor to the Portfolio's performance relative to the benchmark was the industrials sector, led by PACCAR, Inc., the Portfolio's second best performer by contribution to return. The industrial sector was overweight and outperformed relative to its benchmark. The telecommunications sector was the second biggest contributor to Portfolio performance, led by the Portfolio's third best performing stock, Millicom International Cellular S.A. The Portfolio's performance was hurt by its overweight position in information technology as the Portfolio's holdings in the sector underperformed relative to its benchmark.

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Software                                           18.7%
            Communications Equipment                           17.2%
            Semiconductors & Semiconductor Equipment           13.2%
            Specialty Retail                                   10.9%
            Machinery                                           8.9%
            Wireless Telecommunication Services                 7.1%
            Hotels, Restaurants & Leisure                       6.4%
            Media                                               6.3%
            IT Services                                         6.1%
            Electronic Equipment & Instruments                  5.2%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 9.9% versus 7.0% for the Portfolio's benchmark, the S&P 500 Index. Of the Portfolio's 10 stocks, 7 advanced and 3 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Corning, Inc., Exelon Corp., and Regal Entertainment Group. The worst performing stocks (by percentage loss) were Omnicare, Inc., Johnson & Johnson, and Intuit, Inc.

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Electric Utilities                         13.0%
            IT Services                                12.2%
            Communications Equipment                   12.1%
            Media                                      11.9%
            Aerospace & Defense                        11.9%
            Software                                   11.0%
            Pharmaceuticals                            10.2%
            Consumer Finance                            9.5%
            Health Care Providers & Services            8.2%

      (a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (a) - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2007, the Portfolio's total return was 9.6% versus 7.1% for the Portfolio's benchmark, the Russell 3000 Index. Of the Portfolio's 25 stocks, 18 advanced and 7 declined. The top three performing stocks in the Portfolio over the six months (by contribution to return) were Potash Corp. of Saskatchewan, Inc., Research In Motion Ltd. and Allegheny Technologies, Inc. The worst performing stocks (by percentage loss) were American Eagle Outfitters, Inc., Harley-Davidson, Inc., and Continental Airlines, Inc.

The biggest contributor to the Portfolio's outperformance relative to its benchmark over the six months covered by this report was the materials sector, led by Potash Corp. of Saskatchewan, Inc., the Portfolio's best performing stock. Information technology stocks were also a top contributor to Portfolio performance, led by Research in Motion Ltd. The Portfolio's performance was hurt by its underweight position in the energy sector, which was the best performing sector in the benchmark over the period. Industrials also negatively impacted performance due to the poor performance of Continental Airlines, Inc., a bottom three performer in the Portfolio.

                              PORTFOLIO COMPONENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            Chemicals                                          14.5%
            Leisure Equipment & Products                       11.0%
            Communications Equipment                           10.2%
            Metals & Mining                                     8.7%
            Specialty Retail                                    7.4%
            Semiconductors & Semiconductor Equipment            7.4%
            Diversified Telecommunication Services              7.2%
            Multiline Retail                                    7.0%
            Media                                               6.2%
            Automobiles                                         5.6%
            Airlines                                            2.2%
            Personal Products                                   2.1%
            Household Durables                                  2.0%
            Energy Equipment & Services                         1.9%
            Internet & Catalog Retail                           1.8%
            Commercial Services & Supplies                      1.6%
            Health Care Equipment & Supplies                    1.4%
            Containers & Packaging                              1.0%
            Textiles, Apparel & Luxury Goods                    0.8%

(a) Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2007 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2007 to June 30, 2007.

                                 ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                 HYPOTHETICAL
                                                       ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                                            -------------------------------------   -------------------------------------

                                                                       EXPENSES                                EXPENSES
                                            BEGINNING      ENDING     PAID DURING    BEGINNING     ENDING     PAID DURING
                                             ACCOUNT       ACCOUNT    PERIOD (a)      ACCOUNT      ACCOUNT    PERIOD (a)
                                              VALUE         VALUE     01/01/2007-      VALUE        VALUE     01/01/2007-   EXPENSE
                                            01/01/2007   06/30/2007   06/30/2007    01/01/2007   06/30/2007    06/30/2007    RATIO
                                            ----------   ----------   -----------   ----------   ----------   -----------  ---------
Target Managed VIP Portfolio .............    $1,000      $1,070.80      $6.98        $1,000      $1,018.05      $6.80      1.36%
The Dow(R) DART 10 Portfolio .............     1,000       1,058.70       7.50         1,000       1,017.50       7.35      1.47 (b)
The Dow(R) Target Dividend Portfolio .....     1,000       1,040.30       6.93         1,000       1,018.00       6.85      1.37
Global Dividend Target 15 Portfolio ......     1,000       1,154.20       7.53         1,000       1,017.80       7.05      1.41
S&P Target 24 Portfolio ..................     1,000       1,022.60       7.37         1,000       1,017.50       7.35      1.47 (b)
NASDAQ(R) Target 15 Portfolio ............     1,000       1,101.30       7.66         1,000       1,017.50       7.35      1.47 (b)
First Trust 10 Uncommon Values
   Portfolio .............................     1,000       1,099.30       7.13         1,000       1,018.00       6.85      1.37 (b)
Value Line(R) Target 25 Portfolio ........     1,000       1,096.00       7.43         1,000       1,017.70       7.15      1.43

(a) Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

(b)   These ratios reflect an expense waiver.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.8%

               AEROSPACE & DEFENSE - 0.9%
      14,444   Ladish Co., Inc. (a) .........................   $       621,092
      15,218   Rockwell Collins Inc. ........................         1,075,000
                                                                ---------------
                                                                      1,696,092
                                                                ---------------
               AIR FREIGHT & LOGISTICS - 0.7%
      39,537   Hub Group, Inc., Class A (a) .................         1,390,121
                                                                ---------------
               AIRLINES - 0.2%
      11,839   Continental Airlines, Inc., Class B (a) ......           400,987
                                                                ---------------
               AUTOMOBILES - 1.5%
      49,059   Harley-Davidson, Inc. ........................         2,924,407
                                                                ---------------
               BEVERAGES - 1.5%
      54,082   Coca-Cola (The), Company .....................         2,829,029
                                                                ---------------
               BIOTECHNOLOGY - 0.7%
      23,799   Digene Corp. (a) .............................         1,429,130
                                                                ---------------
               BUILDING PRODUCTS - 0.3%
      16,043   American Woodmark Corp. ......................           555,088
                                                                ---------------
               CHEMICALS - 5.3%
      12,530   Albemarle Corp. ..............................           482,781
     122,543   E. I. du Pont de Nemours and Company .........         6,230,086
       6,448   OM Group, Inc. (a) ...........................           341,228
      41,168   Potash Corp. of Saskatchewan, Inc. ...........         3,209,869
                                                                ---------------
                                                                     10,263,964
                                                                ---------------
               COMMERCIAL BANKS - 4.8%
      61,605   ABN AMRO Holding NV, ADR .....................         2,828,901
      34,307   Barclays PLC, ADR ............................         1,913,988
      28,508   Cascade Bancorp ..............................           659,675
      21,815   HSBC Holdings PLC, ADR .......................         2,001,963
      44,105   Lloyds TSB Group PLC, ADR ....................         1,972,375
                                                                ---------------
                                                                      9,376,902
                                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES - 1.8%
      54,766   Cenveo, Inc. (a) .............................         1,270,024
      19,936   Clean Harbors, Inc. (a) ......................           985,237
      21,204   Kenexa Corp. (a) .............................           799,603
      12,534   TeleTech Holdings, Inc. (a) ..................           407,104
                                                                ---------------
                                                                      3,461,968
                                                                ---------------
               COMMUNICATIONS EQUIPMENT - 8.1%
     273,793   Cisco Systems, Inc. (a) ......................         7,625,135
      36,246   Packeteer, Inc. (a) ..........................           283,081
      36,317   Research In Motion Ltd. (a) ..................         7,263,037
      49,426   Sirenza Microdevices, Inc. (a) ...............           586,687
                                                                ---------------
                                                                     15,757,940
                                                                ---------------
               COMPUTERS & PERIPHERALS - 3.4%
      61,960   International Business Machines Corp. ........         6,521,290
       1,529   Lexmark International, Inc., Class A (a) .....            75,395
                                                                ---------------
                                                                      6,596,685
                                                                ---------------


                       See Notes to Financial Statements.                Page 13

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               CONSTRUCTION & ENGINEERING - 0.8%
      40,807   Infrasource Services, Inc. (a) ...............   $     1,513,940
                                                                ---------------
               CONSUMER FINANCE - 3.3%
      81,358   American Express Company .....................         4,977,482
      28,880   First Cash Financial Services, Inc. (a) ......           676,947
      17,925   World Acceptance Corp. (a) ...................           765,935
                                                                ---------------
                                                                      6,420,364
                                                                ---------------
               CONTAINERS & PACKAGING - 0.2%
      10,886   Rock-Tenn Company, Class A ...................           345,304
                                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES - 0.6%
      18,759   Moody's Corp. ................................         1,166,810
                                                                ---------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 9.7%
     142,089   BT Group PLC, ADR ............................         9,460,286
      26,410   Consolidated Communications Holdings, Inc. ...           596,866
     109,499   Deutsche Telekom AG, ADR .....................         2,015,877
      35,432   FairPoint Communications, Inc. ...............           628,918
      72,173   France Telecom SA, ADR .......................         1,983,314
     140,839   Koninklijke (Royal) KPN NV, ADR ..............         2,339,336
      66,206   Telecom Italia SPA, ADR ......................         1,818,017
                                                                ---------------
                                                                     18,842,614
                                                                ---------------
               ELECTRIC UTILITIES - 1.7%
      38,812   Enel SpA, ADR ................................         2,084,204
       3,822   Entergy Corp. ................................           410,292
       5,894   FirstEnergy Corp. ............................           381,519
       7,452   FPL Group, Inc. ..............................           422,826
                                                                ---------------
                                                                      3,298,841
                                                                ---------------
               ELECTRICAL EQUIPMENT - 0.9%
      15,237   Rockwell Automation, Inc. ....................         1,058,057
      20,954   Superior Essex, Inc. (a) .....................           782,632
                                                                ---------------
                                                                      1,840,689
                                                                ---------------
               ELECTRONIC EQUIPMENT & INSTRUCTION - 0.7%
       6,269   Agilent Technologies, Inc. (a) ...............           240,980
       4,195   CDW Corp. ....................................           356,449
      18,257   Rogers Corp. (a) .............................           675,509
                                                                ---------------
                                                                      1,272,938
                                                                ---------------
               ENERGY EQUIPMENT & SERVICES - 0.9%
       1,567   Baker Hughes, Inc. ...........................           131,832
       3,685   Core Laboratories N.V. (a) ...................           374,728
      14,384   Gulf Island Fabrication, Inc. ................           499,125
      17,639   NATCO Group, Inc., Class A (a) ...............           812,100
                                                                ---------------
                                                                      1,817,785
                                                                ---------------
               FOOD PRODUCTS - 0.6%
       8,994   Campbell Soup Company ........................           349,057
      31,562   TreeHouse Foods, Inc. (a) ....................           839,865
                                                                ---------------
                                                                      1,188,922
                                                                ---------------


Page 14                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
      23,865   DJO, Inc. (a) ................................   $       984,909
      10,077   Immucor, Inc. (a) ............................           281,854
                                                                ---------------
                                                                      1,266,763
                                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES - 0.3%
      12,039   Air Methods Corp. (a) ........................           441,470
       2,328   Laboratory Corp. of America Holdings (a) .....           182,189
                                                                ---------------
                                                                        623,659
                                                                ---------------
               HEALTH CARE TECHNOLOGY - 0.6%
      29,371   Omnicell, Inc. (a) ...........................           610,329
      36,593   Phase Forward, Inc. (a) ......................           615,860
                                                                ---------------
                                                                      1,226,189
                                                                ---------------
               HOTELS, RESTAURANTS & LEISURE - 0.8%
      17,268   Buffalo Wild Wings, Inc. (a) .................           718,176
      31,057   Interstate Hotels & Resorts, Inc. (a) ........           162,118
       6,767   Wynn Resorts Ltd. ............................           606,932
                                                                ---------------
                                                                      1,487,226
                                                                ---------------
               HOUSEHOLD DURABLES - 0.3%
      12,044   Kimball International, Inc., Class B .........           168,736
      14,321   Tempur-Pedic International, Inc. .............           370,914
                                                                ---------------
                                                                        539,650
                                                                ---------------
               INTERNET & CATALOG RETAIL - 0.2%
       6,857   Priceline.com, Inc. (a) ......................           471,350
                                                                ---------------
               INTERNET SOFTWARE & SERVICES - 0.3%
      44,761   Interwoven, Inc. (a) .........................           628,444
                                                                ---------------
               IT SERVICES - 1.9%
      37,462   Covansys Corp. (a) ...........................         1,271,086
      36,824   Infosys Technologies Ltd., ADR ...............         1,855,193
      39,545   Tyler Technologies, Inc. (a) .................           490,753
                                                                ---------------
                                                                      3,617,032
                                                                ---------------
               LEISURE EQUIPMENT & PRODUCTS - 1.3%
      20,655   Hasbro, Inc. .................................           648,774
      73,209   Mattel, Inc. .................................         1,851,456
                                                                ---------------
                                                                      2,500,230
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES - 0.1%
       1,897   Waters Corp. (a) .............................           112,606
                                                                ---------------
               MACHINERY - 5.7%
      97,999   Caterpillar, Inc. ............................         7,673,322
      39,452   PACCAR, Inc. .................................         3,433,902
                                                                ---------------
                                                                     11,107,224
                                                                ---------------
               MEDIA - 3.0%
     229,826   DIRECTV Group (The), Inc. (a) ................         5,311,279
      10,367   Liberty Global, Inc., Class A (a) ............           425,462
                                                                ---------------
                                                                      5,736,741
                                                                ---------------


                       See Notes to Financial Statements.                Page 15

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               METALS & MINING - 1.5%
      13,174   Allegheny Technologies, Inc. .................   $     1,381,689
       8,903   Brush Engineered Materials, Inc. (a) .........           373,837
      27,162   Metal Management, Inc. .......................         1,197,029
                                                                ---------------
                                                                      2,952,555
                                                                ---------------
               MULTI-UTILITIES - 1.0%
      27,320   National Grid Transco PLC, ADR ...............         2,015,670
                                                                ---------------
               MULTILINE RETAIL - 0.9%
      33,482   Nordstrom, Inc. ..............................         1,711,600
                                                                ---------------
               OIL, GAS & CONSUMABLE FUELS - 7.8%
      29,802   BP PLC, ADR ..................................         2,149,916
      10,631   Chevron Corp. ................................           895,555
      29,648   ENI SpA, ADR .................................         2,145,032
     106,094   Exxon Mobil Corp. ............................         8,899,165
      49,204   PetroQuest Energy, Inc. (a) ..................           715,426
      60,776   VAALCO Energy, Inc. (a) ......................           293,548
                                                                ---------------
                                                                     15,098,642
                                                                ---------------
               PERSONAL PRODUCTS - 0.2%
       8,701   NBTY, Inc. (a) ...............................           375,883
                                                                ---------------
               PHARMACEUTICALS - 6.1%
      38,120   GlaxoSmithKline PLC, ADR .....................         1,996,344
      53,535   Johnson & Johnson ............................         3,298,826
      24,490   Noven Pharmaceuticals, Inc. (a) ..............           574,291
     230,466   Pfizer, Inc. .................................         5,893,016
                                                                ---------------
                                                                     11,762,477
                                                                ---------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
       7,743   Boston Properties, Inc. ......................           790,793
                                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
      53,529   Atheros Communications (a) ...................         1,650,834
       9,396   Lam Research Corp. (a) .......................           482,954
      70,493   NVIDIA Corp. (a) .............................         2,912,066
      20,277   Ultra Clean Holdings, Inc. (a) ...............           283,472
                                                                ---------------
                                                                      5,329,326
                                                                ---------------
               SOFTWARE - 10.2%
      23,853   Ansoft Corp. (a) .............................           703,425
      13,611   Check Point Software Technologies Ltd. (a) ...           310,467
     404,298   Microsoft Corp. ..............................        11,914,662
     344,049   Oracle Corp. (a) .............................         6,781,206
                                                                ---------------
                                                                     19,709,760
                                                                ---------------
               SPECIALTY RETAIL - 3.4%
      44,307   American Eagle Outfitters, Inc. ..............         1,136,918
      18,892   Bed Bath & Beyond, Inc. (a) ..................           679,923
      29,540   Buckle (The), Inc. ...........................         1,163,876
      25,675   Charlotte Russe Holding, Inc. (a) ............           689,887


Page 16                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               SPECIALTY RETAIL - (CONTINUED)
      24,491   Group 1 Automotive, Inc. .....................   $       987,967
      12,084   Guess?, Inc. .................................           580,515
      31,897   Gymboree (The), Corp. (a) ....................         1,257,061
                                                                ---------------
                                                                      6,496,147
                                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.1%
       8,430   Steven Madden Ltd. ...........................           276,167
                                                                ---------------
               TOBACCO - 0.1%
       3,699   UST, Inc. ....................................           198,673
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.5%
       4,849   Millicom International Cellular S.A. (a) .....           444,362
      72,041   Vodafone Group PLC, ADR ......................         2,422,739
                                                                ---------------
                                                                      2,867,101
                                                                ---------------

               TOTAL INVESTMENTS - 99.8% ....................       193,292,428
               (Cost $171,936,432)

               NET OTHER ASSETS AND LIABILITIES - 0.2% ......           453,788
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $   193,746,216
                                                                ===============

----------
      (a)   Non-income producing security.

      ADR   American Depositary Receipt


                       See Notes to Financial Statements.                Page 17

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.6%

               CHEMICALS - 9.7%
   42,136      E. I. du Pont de Nemours and Company .........   $     2,142,194
                                                                ---------------
               COMPUTERS & PERIPHERALS - 10.2%
   21,307      International Business Machines Corp. ........         2,242,562
                                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES - 8.6%
   36,972      Citigroup, Inc. ..............................         1,896,294
                                                                ---------------
               INDUSTRIAL CONGLOMERATES - 10.4%
   26,434      3M Company ...................................         2,294,207
                                                                ---------------
               MACHINERY - 12.0%
   33,695      Caterpillar, Inc. ............................         2,638,319
                                                                ---------------
               OIL, GAS & CONSUMABLE FUELS - 10.1%
   26,717      Exxon Mobil Corp. ............................         2,241,022
                                                                ---------------
               PHARMACEUTICALS - 9.2%
   79,248      Pfizer, Inc. .................................         2,026,371
                                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.9%
  101,174      Intel Corp. ..................................         2,403,894
                                                                ---------------
               SOFTWARE - 9.2%
   68,913      Microsoft Corp. ..............................         2,030,866
                                                                ---------------
               SPECIALTY RETAIL - 9.3%
   52,001      Home Depot (The), Inc. .......................         2,046,239
                                                                ---------------

               TOTAL INVESTMENTS - 99.6% ....................        21,961,968
               (Cost $20,413,230)

               NET OTHER ASSETS AND LIABILITIES - 0.4% ......            98,772
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $    22,060,740
                                                                ===============

----------


Page 18                See Notes to Financial Statements.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.2%

               CHEMICALS - 13.2%
      97,005   Lubrizol (The) Corp. .........................   $     6,261,673
     189,250   Lyondell Chemical Company ....................         7,024,960
                                                                ---------------
                                                                     13,286,633
                                                                ---------------
               COMMERCIAL BANKS - 13.3%
     205,651   Huntington Bancshares, Inc. ..................         4,676,504
      62,864   PNC Financial Services Group, Inc. ...........         4,499,805
     129,373   Regions Financial Corp. ......................         4,282,246
                                                                ---------------
                                                                     13,458,555
                                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES - 4.5%
      92,558   JPMorgan Chase & Company .....................         4,484,435
                                                                ---------------
               ELECTRIC UTILITIES - 18.1%
      80,279   FirstEnergy Corp. ............................         5,196,460
     172,909   Northeast Utilities ..........................         4,903,699
      96,292   Pinnacle West Capital Corp. ..................         3,837,236
     132,366   Unisource Energy Corp. .......................         4,353,517
                                                                ---------------
                                                                     18,290,912
                                                                ---------------
               GAS UTILITIES - 10.6%
     124,029   AGL Resources, Inc. ..........................         5,020,694
     111,805   ONEOK, Inc. ..................................         5,636,090
                                                                ---------------
                                                                     10,656,784
                                                                ---------------
               INSURANCE - 14.4%
     106,494   Cincinnati Financial Corp. ...................         4,621,840
      73,210   Lincoln National Corp. .......................         5,194,250
      95,648   Unitrin, Inc. ................................         4,703,969
                                                                ---------------
                                                                     14,520,059
                                                                ---------------
               MULTI-UTILITIES - 19.5%
     130,483   Black Hills Corp. ............................         5,186,699
     100,095   DTE Energy Company ...........................         4,826,581
     194,472   Energy East Corp. ............................         5,073,774
     118,938   SCANA Corp. ..................................         4,554,136
                                                                ---------------
                                                                     19,641,190
                                                                ---------------
               PAPER & FOREST PRODUCTS - 5.6%
     160,741   MeadWestvaco Corp. ...........................         5,677,372
                                                                ---------------

               TOTAL INVESTMENTS - 99.2% ....................       100,015,940
               (Cost $94,254,671)

               NET OTHER ASSETS AND LIABILITIES - 0.8% ......           841,455
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $   100,857,395
                                                                ===============

----------


                       See Notes to Financial Statements.                Page 19

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                       DESCRIPTION                          VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.0%

               HONG KONG - 33.0%
   3,686,849   BOC Hong Kong (Holdings) Ltd. ................   $     8,779,537
   3,150,000   Cheung Kong Infrastructure Holdings Ltd. .....        11,622,323
   2,846,378   Citic Pacific Ltd. ...........................        14,287,914
  10,815,000   CNOOC Ltd. ...................................        12,254,535
  16,404,000   PCCW Ltd. ....................................        10,090,935
                                                                ---------------
                                                                     57,035,244
                                                                ---------------
               UNITED KINGDOM - 34.3%
   1,655,413   BT Group PLC .................................        11,053,152
   1,728,736   Compass Group PLC ............................        12,002,702
   1,810,469   GKN PLC ......................................        14,478,882
     883,945   Lloyds TSB Group PLC .........................         9,869,342
   3,573,127   Vodafone Group PLC ...........................        12,040,057
                                                                ---------------
                                                                     59,444,135
                                                                ---------------
               UNITED STATES - 31.7%
     280,591   AT&T Inc. ....................................        11,644,527
     265,770   General Electric Company .....................        10,173,676
     325,309   General Motors Corp. .........................        12,296,680
     382,085   Pfizer, Inc. .................................         9,769,913
     266,906   Verizon Communications, Inc. .................        10,988,520
                                                                ---------------
                                                                     54,873,316
                                                                ---------------

               TOTAL INVESTMENTS - 99.0% ....................       171,352,695
               (Cost $143,746,169)

               NET OTHER ASSETS AND LIABILITIES - 1.0% ......         1,700,551
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $   173,053,246
                                                                ===============

----------
INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

               Diversified Telecommunication Services .......              25.4%
               Industrial Conglomerates .....................              14.1
               Commercial Banks .............................              10.8
               Auto Components ..............................               8.4
               Automobiles ..................................               7.1
               Oil, Gas & Consumable Fuels ..................               7.1
               Wireless Telecommunication Services ..........               6.9
               Hotels, Restaurants & Leisure ................               6.9
               Electric Utilities ...........................               6.7
               Pharmaceuticals ..............................               5.6
               Net Other Assets and Liabilities .............               1.0
                                                                     ----------
                                                                          100.0%
                                                                     ==========


Page 20                See Notes to Financial Statements.

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                     MARKET
   SHARES                      DESCRIPTION                           VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 98.5%

               AEROSPACE & DEFENSE - 3.5%
       7,619   Rockwell Collins Inc. ........................   $       538,206
                                                                ---------------
               AUTOMOBILES - 2.9%
       7,486   Harley-Davidson, Inc. ........................           446,240
                                                                ---------------
               BEVERAGES - 9.1%
      27,083   Coca-Cola (The), Company .....................         1,416,712
                                                                ---------------
               COMPUTERS & PERIPHERALS - 0.2%
         767   Lexmark International, Inc., Class A (a) .....            37,821
       3,764   Seagate Technology, Inc.
               (Escrow Shares)(a)(b) ........................                 0
                                                                ---------------
                                                                         37,821
                                                                ---------------
               CONSUMER FINANCE - 16.0%
      40,744   American Express Company .....................         2,492,718
                                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES - 3.8%
       9,393   Moody's Corp. ................................           584,245
                                                                ---------------
               ELECTRIC UTILITIES - 3.9%
       1,914   Entergy Corp. ................................           205,468
       2,950   FirstEnergy Corp. ............................           190,953
       3,735   FPL Group, Inc. ..............................           211,924
                                                                ---------------
                                                                        608,345
                                                                ---------------
               ELECTRICAL EQUIPMENT - 3.4%
       7,631   Rockwell Automation, Inc. ....................           529,897
                                                                ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
       3,140   Agilent Technologies, Inc. (a) ...............           120,702
                                                                ---------------
               ENERGY EQUIPMENT & SERVICES - 0.4%
         784   Baker Hughes, Inc. ...........................            65,958
                                                                ---------------
               FOOD PRODUCTS - 1.1%
       4,504   Campbell Soup Company ........................           174,800
                                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES - 0.6%
       1,167   Laboratory Corp. of America Holdings (a) .....            91,329
                                                                ---------------
               LEISURE EQUIPMENT & PRODUCTS - 1.8%
      11,171   Mattel, Inc. .................................           282,514
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES - 0.4%
         950   Waters Corp. (a) .............................            56,392
                                                                ---------------
               MACHINERY - 6.4%
      11,375   PACCAR, Inc. .................................           990,080
                                                                ---------------
               MEDIA - 5.2%
      35,071   DIRECTV Group (The), Inc. (a) ................           810,491
                                                                ---------------
               OIL, GAS & CONSUMABLE FUELS - 10.6%
       5,324   Chevron Corp. ................................           448,494
      14,221   Exxon Mobil Corp. ............................         1,192,857
                                                                ---------------
                                                                      1,641,351
                                                                ---------------
               PHARMACEUTICALS - 10.6%
      26,811   Johnson & Johnson ............................         1,652,094
                                                                ---------------


                       See Notes to Financial Statements.                Page 21

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
       3,876   Boston Properties, Inc. ......................   $       395,856
                                                                ---------------
               SOFTWARE - 14.6%
      77,065   Microsoft Corp. ..............................         2,271,105
                                                                ---------------
               TOBACCO - 0.6%
       1,853   UST, Inc. ....................................            99,525
                                                                ---------------

               TOTAL INVESTMENTS - 98.5% ....................        15,306,381
               (Cost $14,768,605)

               NET OTHER ASSETS AND LIABILITIES - 1.5%. .....           231,787
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $    15,538,168
                                                                ===============

----------
      (a)   Non-income producing security.

      (b) Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.


Page 22                See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 98.1%

               COMMUNICATIONS EQUIPMENT - 16.9%
      16,358   Cisco Systems, Inc. (a) ......................   $       455,570
       3,461   Research In Motion Ltd.  (a) .................           692,165
                                                                ---------------
                                                                      1,147,735
                                                                ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.1%
       4,107   CDW Corp. ....................................           348,972
                                                                ---------------
               HOTELS, RESTAURANTS & LEISURE - 6.3%
       4,786   Wynn Resorts Ltd. ............................           429,256
                                                                ---------------
               IT SERVICES - 6.0%
       8,154   Infosys Technologies Ltd., ADR ...............           410,799
                                                                ---------------
               MACHINERY - 8.7%
       6,828   PACCAR, Inc. .................................           594,309
                                                                ---------------
               MEDIA - 6.2%
      10,303   Liberty Global, Inc., Class A (a) ............           422,835
                                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.9%
       7,409   Lam Research Corp. (a) .......................           380,823
      12,047   NVIDIA Corp. (a) .............................           497,662
                                                                ---------------
                                                                        878,485
                                                                ---------------
               SOFTWARE - 18.3%
      12,817   Check Point Software Technologies Ltd. (a) ...           292,356
      14,962   Microsoft Corp. ..............................           440,930
      26,077   Oracle Corp. (a) .............................           513,978
                                                                ---------------
                                                                      1,247,264
                                                                ---------------
               SPECIALTY RETAIL - 10.7%
      11,818   American Eagle Outfitters, Inc. ..............           303,250
      11,767   Bed Bath & Beyond, Inc. (a) ..................           423,494
                                                                ---------------
                                                                        726,744
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES - 7.0%
       5,191   Millicom International Cellular S.A. (a) .....           475,703
                                                                ---------------

               TOTAL INVESTMENTS - 98.1% ....................         6,682,102
               (Cost $6,085,370)

               NET OTHER ASSETS AND LIABILITIES - 1.9% ......           132,157
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $     6,814,259
                                                                ===============

----------
      (a)   Non-income producing security.

      ADR   American Depositary Receipt


                       See Notes to Financial Statements.                Page 23

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.8%

               AEROSPACE & DEFENSE - 11.8%
       9,373   United Technologies Corp. ....................   $       664,827
                                                                ---------------
               COMMUNICATIONS EQUIPMENT - 12.1%
      26,646   Corning, Inc. (a) ............................           680,805
                                                                ---------------
               CONSUMER FINANCE - 9.5%
       6,804   Capital One Financial Corp. ..................           533,706
                                                                ---------------
               ELECTRIC UTILITIES - 13.0%
      10,035   Exelon Corp. .................................           728,541
                                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES - 8.2%
      12,821   Omnicare, Inc. ..............................            462,325
                                                                ---------------
               IT SERVICES - 12.1%
      12,845   Automatic Data Processing, Inc. ..............           622,597
       3,046   Broadridge Financial Solutions, Inc. .........            58,240
                                                                ---------------
                                                                        680,837
                                                                ---------------
               MEDIA - 11.9%
      30,321   Regal Entertainment Group, Class A ...........           664,940
                                                                ---------------
               PHARMACEUTICALS - 10.2%
       9,291   Johnson & Johnson ............................           572,511
                                                                ---------------
               SOFTWARE - 11.0%
      20,596   Intuit, Inc. (a) .............................           619,528
                                                                ---------------

               TOTAL INVESTMENTS - 99.8% ....................         5,608,020
               (Cost $5,244,130)

               NET OTHER ASSETS AND LIABILITIES - 0.2% ......             9,074
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $     5,617,094
                                                                ===============

----------
      (a)   Non-income producing security.


Page 24                See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - 99.4%

               AIRLINES - 2.2%
      25,741   Continental Airlines, Inc., Class B (a) ......   $       871,848
                                                                ---------------
               AUTOMOBILES - 5.6%
      36,777   Harley-Davidson, Inc. ........................         2,192,277
                                                                ---------------
               CHEMICALS - 14.4%
      27,242   Albemarle Corp. ..............................         1,049,634
       8,262   OM Group, Inc. (a) ...........................           437,225
      53,494   Potash Corp. of Saskatchewan, Inc. ...........         4,170,927
                                                                ---------------
                                                                      5,657,786
                                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES - 1.6%
      19,548   TeleTech Holdings, Inc. (a) ..................           634,919
                                                                ---------------
               COMMUNICATIONS EQUIPMENT - 10.2%
      20,008   Research In Motion Ltd. (a) ..................         4,001,400
                                                                ---------------
               CONTAINERS & PACKAGING - 1.0%
      12,532   Rock-Tenn Company, Class A ...................           397,515
                                                                ---------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 7.2%
      42,558   BT Group PLC, ADR ............................         2,833,512
                                                                ---------------
               ENERGY EQUIPMENT & SERVICES - 1.8%
       7,156   Core Laboratories N.V. (a) ...................           727,694
                                                                ---------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
      19,359   Immucor, Inc. (a) ............................           541,471
                                                                ---------------
               HOUSEHOLD DURABLES - 2.0%
      13,863   Kimball International, Inc., Class B .........           194,221
      23,324   Tempur-Pedic International, Inc. .............           604,092
                                                                ---------------
                                                                        798,313
                                                                ---------------
               INTERNET & CATALOG RETAIL - 1.8%
      10,386   Priceline.com, Inc. (a) ......................           713,934
                                                                ---------------
               LEISURE EQUIPMENT & PRODUCTS - 11.0%
      44,907   Hasbro, Inc. .................................         1,410,529
     114,839   Mattel, Inc. .................................         2,904,278
                                                                ---------------
                                                                      4,314,807
                                                                ---------------
               MEDIA - 6.1%
     104,139   DIRECTV Group (The), Inc. (a) ................         2,406,652
                                                                ---------------
               METALS & MINING - 8.6%
      28,305   Allegheny Technologies, Inc. .................         2,968,628
      10,244   Brush Engineered Materials, Inc. (a) .........           430,146
                                                                ---------------
                                                                      3,398,774
                                                                ---------------
               MULTILINE RETAIL - 6.9%
      53,444   Nordstrom, Inc. ..............................         2,732,057
                                                                ---------------
               PERSONAL PRODUCTS - 2.1%
      18,917   NBTY, Inc. (a). ..............................           817,214
                                                                ---------------


                       See Notes to Financial Statements.                Page 25

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

                                                                    MARKET
   SHARES                        DESCRIPTION                         VALUE
------------   ----------------------------------------------   ---------------

COMMON STOCKS - (CONTINUED)

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
      69,632   NVIDIA Corp. (a) .............................   $     2,876,498
                                                                ---------------
               SPECIALTY RETAIL - 7.4%
      63,737   American Eagle Outfitters, Inc. ..............         1,635,491
      26,270   Guess?, Inc. .................................         1,262,011
                                                                ---------------
                                                                      2,897,502
                                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.8%
       9,704   Steven Madden Ltd. ...........................           317,903
                                                                ---------------

               TOTAL INVESTMENTS - 99.4% ....................        39,132,076
               (Cost $33,773,562)

               NET OTHER ASSETS AND LIABILITIES - 0.6% ......           250,467
                                                                ---------------
               NET ASSETS - 100.0% ..........................   $    39,382,543
                                                                ===============

----------
      (a)   Non-income producing security.

      ADR   American Depositary Receipt


Page 26                See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                                         THE DOW(R)       GLOBAL
                                                                              TARGET      THE DOW(R)       TARGET         DIVIDEND
                                                                           MANAGED VIP      DART 10       DIVIDEND       TARGET 15
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          ------------   ------------   ------------   -------------
ASSETS:
Investments, at value (a) .............................................   $193,292,428   $ 21,961,968   $100,015,940   $171,352,695
Cash ..................................................................        643,453        228,914        841,262      3,399,611
Prepaid expenses ......................................................          3,536            493          1,739          1,768
Receivables:
   Dividends ..........................................................        309,744             --        240,754        505,762
   Dividend Reclaim ...................................................         21,070             --             --             --
   Interest ...........................................................          2,998            779          4,811          9,598
   Membership Interest purchased ......................................             --             --             --             --
   From investment advisor ............................................             --         17,959             --             --
Other assets ..........................................................             --             --             --          2,185
                                                                          ------------   ------------   ------------   ------------
      Total Assets ....................................................    194,273,229     22,210,113    101,104,506    175,271,619
                                                                          ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Membership Interest redeemed .......................................        151,858        102,104         72,515        569,268
   Investment securities purchased ....................................             --             --             --      1,367,387
   Investment advisory fees ...........................................         95,714         11,169         50,056         82,697
   Administrative fees ................................................          4,148            484          2,172          3,584
   12b-1 service fees .................................................         39,881          4,654         20,857         34,457
   Audit fees .........................................................          7,167          7,610          7,424          7,320
   Legal fees .........................................................         12,666            187          2,949          2,700
   Membership Interest servicing fees .................................        148,183         17,194         77,730        121,393
   Custodian fees .....................................................         12,859            495          3,374          8,576
   Printing fees ......................................................          4,906          4,906          4,906          4,890
Accrued expenses ......................................................         49,631            570          5,128         16,101
                                                                          ------------   ------------   ------------   ------------
      Total Liabilities ...............................................        527,013        149,373        247,111      2,218,373
                                                                          ------------   ------------   ------------   ------------
NET ASSETS ............................................................   $193,746,216   $ 22,060,740   $100,857,395   $173,053,246
                                                                          ============   ============   ============   ============
(a) Investments, at cost ..............................................   $171,936,432   $ 20,413,230   $ 94,254,671   $143,746,169
                                                                          ============   ============   ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income (accumulated net
   investment loss) ...................................................   $  2,004,559   $    939,083   $  3,207,661   $  5,976,991
Accumulated net realized gain (loss) on investments sold
   and foreign currency transactions ..................................     35,067,058      2,631,115      4,579,951     17,705,089
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation ...................................     21,355,996      1,548,738      5,761,269     27,605,816
Paid-in capital .......................................................    135,318,603     16,941,804     87,308,514    121,765,350
                                                                          ------------   ------------   ------------   ------------
NET ASSETS ............................................................   $193,746,216   $ 22,060,740   $100,857,395   $173,053,246
                                                                          ============   ============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets / Membership
   Interests Outstanding) .............................................   $      12.55   $      11.18   $      12.13   $      24.40
                                                                          ============   ============   ============   ============
Number of Membership Interests outstanding ............................     15,437,689      1,972,988      8,313,146      7,092,086
                                                                          ============   ============   ============   ============


Page 28                See Notes to Financial Statements.

                                                                                                         FIRST TRUST
                                                                             S&P(R)        NASDAQ(R)     10 UNCOMMON   VALUE LINE(R)
                                                                            TARGET 24      TARGET 15       VALUES        TARGET 25
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                          ------------   ------------   ------------   -------------
ASSETS:
Investments, at value (a) .............................................   $ 15,306,381   $  6,682,102   $  5,608,020   $ 39,132,076
Cash ..................................................................        219,672        133,621         28,906        312,957
Prepaid expenses ......................................................            287            131            115            845
Receivables:
   Dividends ..........................................................         11,939          1,182          3,137         13,028
   Dividend Reclaim ...................................................             --             --             --             --
   Interest ...........................................................            747            432            221            934
   Membership Interest purchased ......................................         40,036         13,675             --          4,754
   From investment advisor ............................................          1,476          8,692          9,555             --
Other assets ..........................................................             --             --             --             --
                                                                          ------------   ------------   ------------   ------------
      Total Assets ....................................................     15,580,538      6,839,835      5,649,954     39,464,594
                                                                          ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Membership Interest redeemed .......................................             --             --          9,637             --
   Investment securities purchased ....................................             --             --             --             --
   Investment advisory fees ...........................................          7,780          3,318          2,801         19,324
   Administrative fees ................................................            337            144            121            837
   12b-1 service fees .................................................          3,242          1,383          1,167          8,052
   Audit fees .........................................................          7,644          7,667          7,671          7,569
   Legal fees .........................................................          2,603          1,135            507          3,312
   Membership Interest servicing fees .................................         12,125          5,389          4,281         31,508
   Custodian fees .....................................................          1,791            979            717            532
   Printing fees ......................................................          4,906          4,906          4,905          4,906
Accrued expenses ......................................................          1,942            655          1,053          6,011
                                                                          ------------   ------------   ------------   ------------
      Total Liabilities ...............................................         42,370         25,576         32,860         82,051
                                                                          ------------   ------------   ------------   ------------
NET ASSETS ............................................................   $ 15,538,168   $  6,814,259   $  5,617,094   $ 39,382,543
                                                                          ============   ============   ============   ============
(a) Investments, at cost ..............................................   $ 14,768,605   $  6,085,370   $  5,244,130   $ 33,773,562
                                                                          ============   ============   ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income (accumulated net
   investment loss) ...................................................   $    (62,089)  $   (427,451)  $   (247,113)  $   (962,232)
Accumulated net realized gain (loss) on investments sold
   and foreign currency transactions ..................................      1,628,134     (1,274,200)   (15,590,432)     9,905,448
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation ...................................        537,776        596,732        363,890      5,358,514
Paid-in capital .......................................................     13,434,347      7,919,178     21,090,749     25,080,813
                                                                          ------------   ------------   ------------   ------------
NET ASSETS ............................................................   $ 15,538,168   $  6,814,259   $  5,617,094   $ 39,382,543
                                                                          ============   ============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets / Membership
   Interests Outstanding) .............................................   $       9.49   $      11.20   $       5.98   $       5.48
                                                                          ============   ============   ============   ============
Number of Membership Interests outstanding ............................      1,636,974        608,416        939,788      7,187,779
                                                                          ============   ============   ============   ============


                       See Notes to Financial Statements.                Page 29

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                                         THE DOW(R)       GLOBAL
                                                                             TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                                          MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                          ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Dividends .............................................................   $  1,838,304   $    287,074   $  1,644,086   $  3,474,139
Foreign withholding tax on dividend income ............................       (111,476)            --             --             --
Interest ..............................................................         23,246          6,039         24,318         58,604
                                                                          ------------   ------------   ------------   ------------
Total investment income ...............................................      1,750,074        293,113      1,668,404      3,532,743
                                                                          ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fees ..............................................        573,892         70,977        295,424        442,453
Administration fees ...................................................         24,869          3,076         12,805         19,173
Fund accounting fees ..................................................         52,607          6,506         27,086         40,558
12b-1 service fees ....................................................        239,122         29,574        123,094        184,356
Trustees' fees and expenses ...........................................          6,820            968          3,429          4,455
Audit fees ............................................................          9,026          8,587          8,772          8,778
Legal fees ............................................................         16,946          4,214         12,219         19,026
Custodian fees ........................................................         44,012         16,822         17,977         60,024
Membership Interest servicing fees ....................................        309,397         38,321        159,243        238,328
Printing fees .........................................................          7,827          7,827          7,827          7,812
Other .................................................................         13,442          2,085          5,500         17,390
                                                                          ------------   ------------   ------------   ------------
   Total expenses .....................................................      1,297,960        188,957        673,376      1,042,353
   Fees waived or expenses reimbursed by the investment advisor .......             --        (15,076)            --             --
                                                                          ------------   ------------   ------------   ------------
Net expenses ..........................................................      1,297,960        173,881        673,376      1,042,353
                                                                          ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) ..........................................        452,114        119,232        995,028      2,490,390
                                                                          ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................     10,424,458      1,563,180      5,637,573     12,035,377
   Foreign currency transactions ......................................             --             --             --          6,600
                                                                          ------------   ------------   ------------   ------------
   Net realized gain (loss) ...........................................     10,424,458      1,563,180      5,637,573     12,041,977
                                                                          ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................      1,825,435       (599,334)    (2,950,650)     6,830,998
   Foreign currency translation of other assets and liabilities and
      foreign currencies ..............................................             --             --             --         (4,108)
                                                                          ------------   ------------   ------------   ------------
   Net change in unrealized appreciation (depreciation) ...............      1,825,435       (599,334)    (2,950,650)     6,826,890
                                                                          ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................     12,249,893        963,846      2,686,923     18,868,867
                                                                          ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 12,702,007   $  1,083,078   $  3,681,951   $ 21,359,257
                                                                          ============   ============   ============   ============


Page 30                See Notes to Financial Statements.

                                                                                                       FIRST TRUST
                                                                            S&P(R)        NASDAQ(R)    10 UNCOMMON    VALUE LINE(R)
                                                                          TARGET 24      TARGET 15        VALUES       TARGET 25
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------   ------------   ------------   -------------
INVESTMENT INCOME:
Dividends ............................................................   $    115,226   $     10,447   $    101,536   $      94,798
Foreign withholding tax on dividend income ...........................             --             --             --            (448)
Interest .............................................................          4,076          4,343          1,309           7,478
                                                                         ------------   ------------   ------------   -------------
Total investment income ..............................................        119,302         14,790        102,845         101,828
                                                                         ------------   ------------   ------------   -------------
EXPENSES:
Investment advisory fees .............................................         46,586         21,952         16,528         124,522
Administration fees ..................................................          2,019            951            717           5,396
Fund accounting fees .................................................          4,270          2,012          1,515          11,415
12b-1 service fees ...................................................         19,411          9,147          6,887          51,884
Trustees' fees and expenses ..........................................            552            265            201           1,525
Audit fees ...........................................................          8,553          8,530          8,526           8,627
Legal fees ...........................................................            186            303            329           3,155
Custodian fees .......................................................          6,202          8,058          3,734           8,880
Membership Interest servicing fees ...................................         25,111         11,835          8,907          67,090
Printing fees ........................................................          7,827          7,827          7,826           7,827
Other ................................................................          1,790          1,085          2,493           6,355
                                                                         ------------   ------------   ------------   -------------
   Total expenses ....................................................        122,507         71,965         57,663         296,676
   Fees waived or expenses reimbursed by the investment advisor ......         (8,423)       (18,306)       (19,924)             --
                                                                         ------------   ------------   ------------   -------------
Net expenses .........................................................        114,084         53,659         37,739         296,676
                                                                         ------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS) .........................................          5,218        (38,869)        65,106        (194,848)
                                                                         ------------   ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments .......................................................        463,992        882,449        645,267        (256,818)
   Foreign currency transactions .....................................             --             --             --              --
                                                                         ------------   ------------   ------------   -------------
   Net realized gain (loss) ..........................................        463,992        882,449        645,267        (256,818)
                                                                         ------------   ------------   ------------   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments .......................................................       (146,093)      (241,346)      (196,759)      4,268,592
   Foreign currency translation of other assets and liabilities and
      foreign currencies .............................................             --             --             --              --
                                                                         ------------   ------------   ------------   -------------
   Net change in unrealized appreciation (depreciation) ..............       (146,093)      (241,346)      (196,759)      4,268,592
                                                                         ------------   ------------   ------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ..............................        317,899        641,103        448,508       4,011,774
                                                                         ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $    323,117   $    602,234   $    513,614   $   3,816,926
                                                                         ============   ============   ============   =============


                       See Notes to Financial Statements.                Page 31

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                                        THE DOW(R)        GLOBAL
                                                                          TARGET        THE DOW(R)        TARGET         DIVIDEND
                                                                       MANAGED VIP       DART 10         DIVIDEND       TARGET 15
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income (loss) ......................................   $     452,114   $     119,232   $     995,028   $   2,490,390
Net realized gain (loss) ..........................................      10,424,458       1,563,180       5,637,573      12,041,977
Net change in unrealized appreciation (depreciation) ..............       1,825,435        (599,334)     (2,950,650)      6,826,890
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations ...      12,702,007       1,083,078       3,681,951      21,359,257
Net increase (decrease) in net assets from Membership Interest
   transactions ...................................................     (22,823,634)     (6,976,891)     (3,730,794)     22,857,619
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets .............................     (10,121,627)     (5,893,813)        (48,843)     44,216,876
NET ASSETS:
Beginning of period ...............................................     203,867,843      27,954,553     100,906,238     128,836,370
                                                                      -------------   -------------   -------------   -------------
End of period .....................................................   $ 193,746,216   $  22,060,740   $ 100,857,395   $ 173,053,246
                                                                      =============   =============   =============   =============
Undistributed net investment income (accumulated net investment
   loss) at end of period .........................................   $   2,004,559   $     939,083   $   3,207,661   $   5,976,991
                                                                      =============   =============   =============   =============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                        THE DOW(R)        GLOBAL
                                                                          TARGET        THE DOW(R)        TARGET         DIVIDEND
                                                                       MANAGED VIP       DART 10         DIVIDEND       TARGET 15
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income (loss) ......................................   $   1,011,630   $     271,334   $   1,743,800   $   2,355,549
Net realized gain (loss) ..........................................      12,074,762       1,496,845        (991,444)      2,833,561
Net change in unrealized appreciation (depreciation) ..............       6,152,339       2,372,141      12,640,964      18,098,166
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations ...      19,238,731       4,140,320      13,393,320      23,287,276
Net increase (decrease) in net assets from Membership Interest
   transactions ...................................................       1,736,753      12,203,112      29,074,615      68,758,271
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets .............................      20,975,484      16,343,432      42,467,935      92,045,547
NET ASSETS:
Beginning of year .................................................     182,892,359      11,611,121      58,438,303      36,790,823
                                                                      -------------   -------------   -------------   -------------
End of year .......................................................   $ 203,867,843   $  27,954,553   $ 100,906,238   $ 128,836,370
                                                                      =============   =============   =============   =============
Undistributed net investment income (accumulated net investment
   loss) at end of year ...........................................   $   1,552,445   $     819,851   $   2,212,633   $   3,486,601
                                                                      =============   =============   =============   =============


Page 32                See Notes to Financial Statements.

                                                                                                       FIRST TRUST
                                                                          S&P(R)        NASDAQ(R)      10 UNCOMMON    VALUE LINE(R)
                                                                        TARGET 24       TARGET 15         VALUES        TARGET 25
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income (loss) ......................................   $       5,218   $     (38,869)  $      65,106   $    (194,848)
Net realized gain (loss) ..........................................         463,992         882,449         645,267        (256,818)
Net change in unrealized appreciation (depreciation) ..............        (146,093)       (241,346)       (196,759)      4,268,592
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations ...         323,117         602,234         513,614       3,816,926
Net increase (decrease) in net assets from Membership Interest
   transactions ...................................................        (841,609)     (1,105,564)       (630,452)     (8,210,000)
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets .............................        (518,492)       (503,330)       (116,838)     (4,393,074)
NET ASSETS:
Beginning of period ...............................................      16,056,660       7,317,589       5,733,932      43,775,617
                                                                      -------------   -------------   -------------   -------------
End of period .....................................................   $  15,538,168   $   6,814,259   $   5,617,094   $  39,382,543
                                                                      =============   =============   =============   =============
Undistributed net investment income (accumulated net investment
   loss) at end of period .........................................   $     (62,089)  $    (427,451)  $    (247,113)  $    (962,232)
                                                                      =============   =============   =============   =============

                                                                                                       FIRST TRUST
                                                                          S&P(R)        NASDAQ(R)      10 UNCOMMON    VALUE LINE(R)
                                                                        TARGET 24       TARGET 15        VALUES         TARGET 25
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                      -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income (loss) ......................................   $     (65,939)  $     (73,951)  $      72,492   $    (427,260)
Net realized gain (loss) ..........................................         600,055         401,679        (305,030)      5,648,868
Net change in unrealized appreciation (depreciation) ..............        (176,427)        226,687         487,348      (4,223,703)
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations ...         357,689         554,415         254,810         997,905
Net increase (decrease) in net assets from Membership Interest
   transactions ...................................................      (2,350,331)        211,629      (1,525,206)    (11,294,704)
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets .............................      (1,992,642)        766,044      (1,270,396)    (10,296,799)
NET ASSETS:
Beginning of year .................................................      18,049,302       6,551,545       7,004,328      54,072,416
                                                                      -------------   -------------   -------------   -------------
End of year .......................................................   $  16,056,660   $   7,317,589   $   5,733,932   $  43,775,617
                                                                      =============   =============   =============   =============
Undistributed net investment income (accumulated net investment
   loss) at end of year ...........................................   $     (67,307)  $    (388,582)  $    (312,219)  $    (767,384)
                                                                      =============   =============   =============   =============


                       See Notes to Financial Statements.                Page 33

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                                                             GLOBAL
                                            TARGET        THE DOW(R)       THE DOW(R)       DIVIDEND
                                         MANAGED VIP       DART 10      TARGET DIVIDEND     TARGET 15
                                          PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                        -------------   -------------   ---------------   -------------
AMOUNT:
Sold ................................   $  11,353,238   $   5,310,620   $    18,717,872   $  52,510,628
Redeemed ............................     (34,176,872)    (12,287,511)      (22,448,666)    (29,653,009)
                                        -------------   -------------   ---------------   -------------
Net increase (decrease) .............   $ (22,823,634)  $  (6,976,891)  $    (3,730,794)  $  22,857,619
                                        =============   =============   ===============   =============
MEMBERSHIP INTEREST:
Sold ................................         948,840         495,657         1,558,448       2,361,743
Redeemed ............................      (2,908,575)     (1,169,447)       (1,900,694)     (1,363,580)
                                        -------------   -------------   ---------------   -------------
Net increase (decrease) .............      (1,959,735)       (673,790)         (342,246)        998,163
                                        =============   =============   ===============   =============

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                             GLOBAL
                                            TARGET        THE DOW(R)       THE DOW(R)       DIVIDEND
                                          MANAGED VIP      DART 10      TARGET DIVIDEND     TARGET 15
                                           PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                        -------------   -------------   ---------------   -------------
AMOUNT:
Sold ................................   $  57,979,776   $  25,748,489   $    71,866,833   $  82,240,730
Redeemed ............................     (56,243,023)    (13,545,377)      (42,792,218)    (13,482,459)
                                        -------------   -------------   ---------------   -------------
Net increase (decrease) .............   $   1,736,753   $  12,203,112   $    29,074,615   $  68,758,271
                                        =============   =============   ===============   =============
MEMBERSHIP INTEREST:
Sold ................................       5,322,595       2,633,412         6,615,423       4,474,962
Redeemed ............................      (5,325,032)     (1,367,662)       (3,879,344)       (790,977)
                                        -------------   -------------   ---------------   -------------
Net increase (decrease) .............          (2,437)      1,265,750         2,736,079       3,683,985
                                        =============   =============   ===============   =============


Page 34                See Notes to Financial Statements.

                                                         FIRST TRUST     FIRST TRUST
                                            S&P(R)        NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                          TARGET 24       TARGET 15        VALUES         TARGET 25
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        -------------   -------------   -------------   --------------
AMOUNT:
Sold ................................   $   2,559,655   $   4,262,342   $     696,717   $    4,734,017
Redeemed ............................      (3,401,264)     (5,367,906)     (1,327,169)     (12,944,017)
                                        -------------   -------------   -------------   --------------
Net increase (decrease) .............   $    (841,609)  $  (1,105,564)  $    (630,452)  $   (8,210,000)
                                        =============   =============   =============   ==============
MEMBERSHIP INTEREST:
Sold ................................         272,929         405,507         118,201          915,160
Redeemed ............................        (366,167)       (516,506)       (232,075)      (2,479,443)
                                        -------------   -------------   -------------   --------------
Net increase (decrease) .............         (93,238)       (110,999)       (113,874)      (1,564,283)
                                        =============   =============   =============   ==============

                                                         FIRST TRUST     FIRST TRUST
                                            S&P(R)        NASDAQ(R)      10 UNCOMMON     VALUE LINE(R)
                                          TARGET 24       TARGET 15        VALUES         TARGET 25
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        -------------   -------------   -------------   --------------
AMOUNT:
Sold ................................   $   5,588,648   $   2,758,286   $     649,604   $   14,735,448
Redeemed ............................      (7,938,979)     (2,546,657)     (2,174,810)     (26,030,152)
                                        -------------   -------------   -------------   --------------
Net increase (decrease) .............   $  (2,350,331)  $     211,629   $  (1,525,206)  $  (11,294,704)
                                        =============   =============   =============   ==============
MEMBERSHIP INTEREST:
Sold ................................         615,057         278,599         120,859        2,947,802
Redeemed ............................        (885,077)       (260,692)       (405,925)      (5,316,022)
                                        -------------   -------------   -------------   --------------
Net increase (decrease) .............        (270,020)         17,907        (285,066)      (2,368,220)
                                        =============   =============   =============   ==============


                       See Notes to Financial Statements.                Page 35

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                                    06/30/07         ENDED       ENDED       ENDED       ENDED       ENDED
                                                   (UNAUDITED)      12/31/06    12/31/05    12/31/04    12/31/03  12/31/02 (a)
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Net asset value, beginning of period. ..........   $     11.72     $   10.51   $    9.80   $    8.73   $    6.47  $       8.19
                                                   -----------     ---------   ---------   ---------   ---------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.04          0.06        0.03        0.01(b)     0.02          0.00(b)(c)
Net realized and unrealized gain (loss) ........          0.79          1.15        0.68        1.06        2.24         (1.72)
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Total from investment operations ...............          0.83          1.21        0.71        1.07        2.26         (1.72)
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Net asset value, end of period .................   $     12.55     $   11.72   $   10.51   $    9.80   $    8.73  $       6.47
                                                   ===========     =========   =========   =========   =========  ============
TOTAL RETURN (d). ..............................          7.08%        11.51%       7.24%      12.26%      34.93%       (21.00)%
                                                   ===========     =========   =========   =========   =========  ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's). ..........   $   193,746     $ 203,868   $ 182,892   $ 108,473   $  20,488  $     12,056
Ratio of operating expenses to average
  net assets ...................................          1.36%(e)      1.37%       1.47%       1.47%       1.47%         1.47%
Ratio of net investment income to  average
  net assets ...................................          0.47%(e)      0.54%       0.26%       0.14%       0.41%         0.06%
Portfolio turnover rate ........................            79%           94%         76%         43%         72%           79%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed ..........................          1.36%(e)      1.37%       1.48%       2.07%       1.69%         2.73%

----------
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Dow(SM) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio performance prior to the name change and the change of the primary investment strategy.

(b) Per Membership Interest values have been calculated using the average share method.

(c)   Amount represents less than $0.01 per Membership Interest.

(d) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(e)   Annualized.


Page 36                See Notes to Financial Statements.

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED           YEAR        YEAR        YEAR        YEAR        YEAR
                                                    06/30/07         ENDED       ENDED       ENDED       ENDED       ENDED
                                                   (UNAUDITED)      12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Net asset value, beginning of period ...........   $     10.56     $    8.41   $    8.69   $    8.37   $    6.98  $       8.54
                                                   -----------     ---------   ---------   ---------   ---------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.05(a)       0.14(a)     0.14(a)     0.15(a)     0.22          0.12(a)
Net realized and unrealized gain (loss) ........          0.57          2.01       (0.42)       0.17        1.17         (1.68)
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Total from investment operations ...............          0.62          2.15       (0.28)       0.32        1.39         (1.56)
                                                   -----------     ---------   ---------   ---------   ---------  ------------
Net asset value, end of period .................   $     11.18     $   10.56   $    8.41   $    8.69   $    8.37  $       6.98
                                                   ===========     =========   =========   =========   =========  ============
TOTAL RETURN (b) ...............................          5.87%        25.56%      (3.22)%      3.82%      19.91%       (18.27)%
                                                   ===========     =========   =========   =========   =========  ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $    22,061     $  27,955   $  11,611   $  12,749   $   4,268  $      4,219
Ratio of operating expenses to average
  net assets ...................................          1.47%(c)      1.47%       1.47%       1.47%       1.47%         1.47%
Ratio of net investment income to
  average net assets ...........................          1.01%(c)      1.47%       1.66%       1.84%       2.37%         1.52%
Portfolio turnover rate ........................            78%           82%        145%         57%         78%           76%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .........................          1.47%(c)      1.47%       1.59%       2.33%       3.27%         3.13%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)   Annualized.


                       See Notes to Financial Statements.                Page 37

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED          YEAR        PERIOD
                                                     06/30/07        ENDED        ENDED
                                                   (UNAUDITED)     12/31/06    12/31/05 (a)
                                                   -----------     ---------   ------------
Net asset value, beginning of period ...........   $     11.66     $    9.87   $      10.00
                                                   -----------     ---------   ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.12(b)       0.23(b)        0.12(b)
Net realized and unrealized gain (loss) ........          0.35          1.56          (0.25)
                                                   -----------     ---------   ------------
Total from investment operations ...............          0.47          1.79          (0.13)
                                                   -----------     ---------   ------------
Net asset value, end of period .................   $     12.13     $   11.66   $       9.87
                                                   ===========     =========   ============
TOTAL RETURN (c) ...............................          4.03%        18.14%         (1.30)%
                                                   ===========     =========   ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   100,857     $ 100,906   $     58,438
Ratio of operating expenses to average
  net assets ...................................          1.37%(d)      1.37%          1.47%(d)
Ratio of net investment income to average net
  assets .......................................          2.02%(d)      2.11%          2.00%(d)
Portfolio turnover rate ........................            65%           78%            18%
Ratio of operating expenses to average
  net assets without fee waivers and
  expenses reimbursed ..........................          1.37%(d)      1.37%          1.52%(d)

----------
(a)   The Portfolio commenced operations on May 2, 2005.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)   Annualized.


Page 38                See Notes to Financial Statements.

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED           YEAR         YEAR          YEAR        YEAR        YEAR
                                                     06/30/07         ENDED        ENDED         ENDED       ENDED       ENDED
                                                   (UNAUDITED)      12/31/06    12/31/05(a)    12/31/04    12/31/03    12/31/02
                                                   -----------     ---------    -----------    --------    --------   ----------
Net asset value, beginning of period ...........   $     21.14     $   15.27    $     13.86    $  11.05    $   8.24   $     9.66
                                                   -----------     ---------    -----------    --------    --------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.37(b)       0.63(b)        0.35(b)     0.27(b)     0.33         0.25(b)
Net realized and unrealized gain
   (loss) ......................................          2.89          5.24           1.06        2.54        2.48        (1.67)
                                                   -----------     ---------    -----------    --------    --------   ----------
Total from investment operations ...............          3.26          5.87           1.41        2.81        2.81        (1.42)
                                                   -----------     ---------    -----------    --------    --------   ----------
Net asset value, end of period .................   $     24.40     $   21.14    $     15.27    $  13.86    $  11.05   $     8.24
                                                   ===========     =========    ===========    ========    ========   ==========
TOTAL RETURN (c) ...............................         15.42%        38.44%         10.17%      25.43%      34.10%      (14.70)%
                                                   ===========     =========    ===========    ========    ========   ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   173,053     $ 128,836    $    36,791    $ 22,618    $  3,050   $    2,341
Ratio of operating expenses to average
   net assets ..................................          1.41%(d)      1.47%          1.47%       1.47%       1.47%        1.47%
Ratio of net investment income to
   average net assets ..........................          3.38%(d)      3.45%          2.49%       2.18%       3.36%        2.73%
Portfolio turnover rate ........................            43%           33%            70%         49%         66%          57%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .........................          1.41%(d)      1.47%          1.61%       2.67%       4.51%        4.50%

----------
(a) Effective May 2, 2005, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)   Annualized.


                       See Notes to Financial Statements.                Page 39

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                      ENDED          YEAR          YEAR         YEAR        YEAR         YEAR
                                                     06/30/07        ENDED         ENDED        ENDED       ENDED        ENDED
                                                   (UNAUDITED)      12/31/06      12/31/05    12/31/04    12/31/03    12/31/02(a)
                                                   -----------     ---------    ----------    --------    --------    -----------
Net asset value, beginning of period ...........   $      9.28     $    9.02    $     8.66    $   7.62    $   6.14    $      7.19
                                                   -----------     ---------    ----------    --------    --------    -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................          0.00(b)      (0.04)         0.02       (0.03)       0.03          (0.01)
Net realized and unrealized gain
   (loss) ......................................          0.21          0.30          0.34        1.07        1.45          (1.04)
                                                   -----------     ---------    ----------    --------    --------    -----------
Total from investment operations ...............          0.21          0.26          0.36        1.04        1.48          (1.05)
                                                   -----------     ---------    ----------    --------    --------    -----------
Net asset value, end of period .................   $      9.49     $    9.28    $     9.02    $   8.66    $   7.62    $      6.14
                                                   ===========     =========    ==========    ========    ========    ===========
TOTAL RETURN (c) ...............................          2.26%         2.88%         4.16%      13.65%      24.10%        (14.60)%
                                                   ===========     =========    ==========    ========    ========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $    15,538     $  16,057    $   18,049    $ 14,158    $  5,554    $     4,767
Ratio of operating expenses to average
   net assets ..................................          1.47%(d)      1.47%         1.47%       1.47%       1.47%          1.47%
Ratio of net investment income (loss)
   to average net assets .......................          0.07%(d)     (0.40)%        0.20%      (0.51)%      0.46%         (0.10)%
Portfolio turnover rate ........................            98%          106%          113%        104%         84%           200%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed .........................          1.58%(d)      1.56%         1.58%       2.37%       2.89%          2.96%

----------
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the S&P Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b)   Amount represents less than $0.01 per Membership Interest.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)   Annualized.


Page 40                See Notes to Financial Statements.

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR          YEAR          YEAR         YEAR         YEAR
                                                   06/30/07          ENDED         ENDED         ENDED        ENDED       ENDED
                                                 (UNAUDITED)       12/31/06       12/31/05     12/31/04     12/31/03     12/31/02
                                                 -----------      ---------     ----------     --------     --------    ----------
Net asset value, beginning of period ..........  $     10.17      $    9.34     $     9.04     $   9.29     $   6.83    $     9.25
                                                 -----------      ---------     ----------     --------     --------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................        (0.06)(a)      (0.11)(a)      (0.07)(a)    (0.10)(a)    (0.14)        (0.08)
Net realized and unrealized gain
   (loss) .....................................         1.09           0.94           0.37        (0.15)        2.60         (2.34)
                                                 -----------      ---------     ----------     --------     --------    ----------
Total from investment operations ..............         1.03           0.83           0.30        (0.25)        2.46         (2.42)
                                                 -----------      ---------     ----------     --------     --------    ----------
Net asset value, end of period ................  $     11.20      $   10.17     $     9.34     $   9.04     $   9.29    $     6.83
                                                 ===========      =========     ==========     ========     ========    ==========
TOTAL RETURN (b) ..............................        10.13%          8.89%          3.32%       (2.69)%      36.02%       (26.16)%
                                                 ===========      =========     ==========     ========     ========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $     6,814      $   7,318     $    6,552     $  7,028     $  5,073    $    4,105
Ratio of operating expenses to average
   net assets .................................         1.47%(c)       1.47%          1.47%        1.47%        1.47%         1.47%
Ratio of net investment loss to average
   net assets .................................        (1.06)%(c)     (1.08)%        (0.80)%      (1.20)%      (1.34)%       (1.25)%
Portfolio turnover rate .......................          139%            92%           175%         117%          83%           98%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.97%(c)       1.84%          1.83%        2.52%        2.96%         3.03%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)   Annualized.


                       See Notes to Financial Statements.                Page 41

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                     ENDED           YEAR         YEAR          YEAR        YEAR         YEAR
                                                    06/30/07        ENDED        ENDED         ENDED       ENDED         ENDED
                                                  (UNAUDITED)      12/31/06     12/31/05      12/31/04    12/31/03     12/31/02
                                                  -----------     ---------    ----------     --------    --------    ----------
Net asset value, beginning of period ..........   $      5.44     $    5.23    $     5.20     $   4.67    $   3.41    $     5.40
                                                  -----------     ---------    ----------     --------    --------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................          0.07(a)       0.06(a)      (0.01)(a)    (0.02)      (0.01)        (0.03)(a)
Net realized and unrealized gain
   (loss) .....................................          0.47          0.15          0.04         0.55        1.27         (1.96)
                                                  -----------     ---------    ----------     --------    --------    ----------
Total from investment operations ..............          0.54          0.21          0.03         0.53        1.26         (1.99)
                                                  -----------     ---------    ----------     --------    --------    ----------
Net asset value, end of period ................   $      5.98     $    5.44    $     5.23     $   5.20    $   4.67    $     3.41
                                                  ===========     =========    ==========     ========    ========    ==========
TOTAL RETURN (b) ..............................          9.93%         4.02%         0.58%       11.35%      36.95%       (36.85)%
                                                  ===========     =========    ==========     ========    ========    ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $     5,617     $   5,734    $    7,004     $  9,803    $  9,487    $    6,752
Ratio of operating expenses to average
   net assets .................................          1.37%(c)      1.37%         1.37%        1.37%       1.37%         1.37%
Ratio of net investment income (loss)
   to average net assets ......................          2.36%(c)      1.14%        (0.16)%      (0.11)%     (0.29)%       (0.78)%
Portfolio turnover rate .......................            22%           87%           92%         123%        117%          106%
Ratio of operating expenses to average
   net assets without fee waivers and
    expenses reimbursed .......................          2.09%(c)      1.79%         1.69%        1.61%       2.36%         2.29%

----------
(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c)   Annualized.


Page 42                See Notes to Financial Statements.

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED            YEAR        YEAR          YEAR         YEAR        YEAR
                                                   06/30/07          ENDED      ENDED         ENDED        ENDED       ENDED
                                                 (UNAUDITED)       12/31/06    12/31/05      12/31/04     12/31/03   12/31/02(a)
                                                 -----------      ---------   ----------     --------     --------   -----------
Net asset value, beginning of period ..........  $      5.00      $    4.86   $     4.06     $   3.34     $   2.37   $      4.15
                                                 -----------      ---------   ----------     --------     --------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...........................        (0.02)(b)      (0.04)       (0.02)(b)    (0.04)(b)    (0.02)        (0.03)(b)
Net realized and unrealized gain
   (loss) .....................................         0.50           0.18         0.82         0.76         0.99         (1.75)
                                                 -----------      ---------   ----------     --------     --------   -----------
Total from investment operations ..............         0.48           0.14         0.80         0.72         0.97         (1.78)
                                                 -----------      ---------   ----------     --------     --------   -----------
Net asset value, end of period ................  $      5.48      $    5.00   $     4.86     $   4.06     $   3.34   $      2.37
                                                 ===========      =========   ==========     ========     ========   ===========
TOTAL RETURN (c) ..............................         9.60%          2.88%       19.70%       21.56%       40.93%       (42.89)%
                                                 ===========      =========   ==========     ========     ========   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $    39,383      $  43,776   $   54,072     $ 21,765     $  4,936   $     2,976

Ratio of operating expenses to average
   net assets .... ............................         1.43%(d)       1.41%        1.47%        1.47%        1.47%         1.47%

Ratio of net investment loss to average
   net assets .................................        (0.94)%(d)     (0.88)%      (0.45)%      (1.13)%      (0.92)%       (1.22)%
Portfolio turnover rate .......................           95%           124%          97%          87%          74%           49%
Ratio of operating expenses to average
   net assets without fee waivers and
   expenses reimbursed ........................         1.43%(d)       1.41%        1.49%        2.28%        3.36%         6.72%

----------
(a) Effective April 30, 2002, based upon the determination of the Fund's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) Per Membership Interest values have been calculated using the average share method.

(c) Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and administrator. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(d)   Annualized.


                       See Notes to Financial Statements.                Page 43

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

                               1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant" or "Fund") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eight managed investment Portfolios: Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio and Value Line(R) Target 25 Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of each Portfolio. Membership Interests are not offered directly to the public. Membership Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B"), a Prudential Financial Company ("American Skandia"), to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Membership Interests.

On December 11, 2006, the Board of Trustees approved the liquidation of the First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Pharmaceutical Portfolio and First Trust Technology Portfolio (collectively, the "Sector Portfolios"). The Sector Portfolios were terminated and liquidated by resolution of the Board of Trustees of the Fund as of March 16, 2007.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

Each Portfolio determines the net asset value ("NAV") of its Interests daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of Trustees of the Registrant. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Portfolio maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At June 30, 2007, the Portfolios had no when-issued or delayed-delivery purchase commitments outstanding.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation of other assets and liabilities and foreign currencies" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized depreciation of $710 from dividends receivable in foreign currencies are included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all dividends paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Trust has entered into an Administrative Services Agreement (the "Agreement") with American Skandia whereby American Skandia provides certain administrative and other services reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust Advisors L.P. ("First Trust") pursuant to the Investment Advisory and Management Agreement.

As compensation for the services rendered under the Agreement, American Skandia is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" in the Statements of Operations.

G. ACCOUNTING PRONOUNCEMENT:

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Portfolios pursuant to an Investment Advisory and Management Agreement. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2008, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust 10 Uncommon Values Portfolio and 1.47% for each of the other Portfolios' average daily net assets. First Trust has entered into an agreement with the Registrant that allows First Trust to recover from the Portfolios any fees waived or expenses reimbursed during the four year period of January 1, 2005 through December 31, 2008. However, First Trust's ability to recover such amounts is limited to the extent that it would not exceed the amount waived or reimbursed during such period. To the extent that the actual expense ratio of a particular Portfolio is less than such Portfolio's applicable expense cap, First Trust may recover a portion of the previously waived or reimbursed amount equal to the amount that the expense cap exceeds the actual expense ratio. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The fees recovered, fees waived and expenses reimbursed by First Trust for the six months ended June 30, 2007, are as follows:

                                                        FEES RECOVERED   FEES WAIVED   EXPENSES REIMBURSED
                                                        --------------   -----------   -------------------
Target Managed VIP Portfolio ........................    $        --      $     --       $          --
The Dow(R) Dart 10 Portfolio ........................             --        15,076                  --
The Dow(R) Target Dividend Portfolio ................             --            --                  --
Global Dividend Target 15 Portfolio .................             --            --                  --
S&P(R) Target 24 Portfolio ..........................             --         8,423                  --
NASDAQ(R) Target 15 Portfolio .......................             --        18,306                  --
First Trust 10 Uncommon Values Portfolio ............             --        16,528               3,396
Value Line(R) Target 25 Portfolio ...................             --            --                  --

PFPC Inc. ("PFPC") serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, administration and transfer agency services in accordance with certain fee arrangements.

PFPC Trust Company serves as the custodian to the Funds.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the Fund paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sales and distribution of a Portfolio's Interest, including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Board of Trustees.

During the six months ended June 30, 2007, all service fees received by FTP were paid to American Skandia, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2007, were as follows:

                                                       PURCHASES        SALES
                                                     ------------   ------------

Target Managed VIP Portfolio .....................   $151,477,617   $169,628,490
The Dow(R) DART 10 Portfolio .....................     18,392,431     24,899,548
The Dow(R) Target Dividend Portfolio .............     63,611,383     66,197,568
Global Dividend Target 15 Portfolio ..............     88,507,170     62,995,114
S&P(R) Target 24 Portfolio .......................     15,237,047     16,189,661
NASDAQ(R) Target 15 Portfolio ....................      9,950,906     11,147,546
First Trust 10 Uncommon Values Portfolio .........      1,197,737      1,762,885
Value Line(R) Target 25 Portfolio ................     39,543,790     48,623,563

                             6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                             7. RISK CONSIDERATIONS

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities law or otherwise, repurchase agreements maturing in more than seven days, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities, which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

                         8. CHANGE IN PUBLIC ACCOUNTANTS

At a meeting held on March 12, 2007, the Board of Trustees of the Fund selected Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60601, to serve as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2007. Deloitte will audit each Portfolio's financial statements and perform other related audit services. Ernst & Young LLP ("E&Y"), 200 Clarendon Street, Boston, Massachusetts 02116, served as the Fund's independent registered public accounting firm for the fiscal years ended December 31, 1999 through December 31, 2006. E&Y audited each Fund's financial statements and performed other related audit services.

                               9. SUBSEQUENT EVENT

Prior to July 1, 2007, the First Trust 10 Uncommon Values Portfolio was adjusted and rebalanced annually on or about July 1 of each year and invested in 10 common stocks determined by the Investment Policy Committee of Lehman Brothers Inc. ("Lehman Brothers") with the assistance of the Research Department of Lehman Brothers. Lehman Brothers notified Fund management that it will no longer provide a list of securities to the Portfolio. As a result, on July 1, 2007, the Portfolio was not adjusted or rebalanced and the Portfolio maintained the securities that it held the previous year. On July 18, 2007, the Board approved
(i) a change in name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio and (ii) a change in investment strategy for the Portfolio. On or about November 19, 2007, the Portfolio will implement the name change and new investment strategy. The First Trust Target Focus Four Portfolio seeks to provide above-average capital appreciation. The Portfolio seeks to achieve its objective by investing in the common stocks of companies which are selected by applying four separate uniquely specialized strategies selected by First Trust (the "Focus Four Strategy"). The Focus Four Strategy adheres to a disciplined investment process that targets the following four distinct areas of the market: The Dow(R) Target Dividend Strategy, Value Line Target 25 Strategy, S&P Target Mid 60 Strategy, and NYSE International Target 25 Strategy.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how each Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

               SUBMISSION OF MATTERS TO A VOTE OF INTEREST HOLDERS

A Special Meeting of Interest holders of the Fund was held on April 23, 2007. The Special Meeting was adjourned until April 30, 2007. At the Special Meeting, Trustees Bowen, Erickson, Kadlec, Keith and Nielson were elected for an indefinite term. American Skandia votes its Interests in the same proportion as votes received from Policy owners that are indirectly invested in the Fund. The number of votes cast in favor of James A. Bowen was 43,522,955, the number of votes withheld was 385,278 and the number of abstentions was 0. The number of votes cast in favor of Niel B. Nielson was 43,522,955, the number of votes withheld was 385,278 and the number of abstentions was 0. The number of votes cast in favor of Richard E. Erickson was 43,522,955, the number of votes withheld was 385,278 and the number of abstentions was 0. The number of votes cast in favor of Thomas R. Kadlec was 43,522,955, the number of votes withheld was 385,278 and the number of abstentions was 0. The number of votes cast in favor of Robert F. Keith was 43,522,955, the number of votes withheld was 385,278 and the number of abstentions was 0.

Also at the Special Meeting of Interest holders of the Fund, Interest holders of the First Trust Value Line(R) Target 25 Portfolio approved a change in the Portfolio's fundamental investment policy to provide the Portfolio may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Portfolio selects securities in a manner that results in such a concentration. American Skandia votes its Interests in the same proportion as votes received from Policy owners that are indirectly invested in the Portfolio. The number of votes cast in favor of the change in fundamental investment policy was 8,262,212 the number of votes cast against was 0, the number of abstentions was 0, and the number of broker non-votes was 0.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT CONTRACT

The Board of Trustees of First Defined Portfolio Fund, LLC (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Fund, on behalf of eight portfolios of the Fund (each a "Portfolio" and collectively, the "Portfolios"), and First Trust Advisors L.P. (the "Advisor") at a meeting held on March 12, 2007. The Board determined that the terms of the Advisory Agreement are fair and reasonable and that the Advisory Agreement continues to be in the best interests of the Fund and each Portfolio.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Advisory Agreement for each Portfolio, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fees for each Portfolio as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; expenses of each Portfolio as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to each Portfolio and the potential

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Fund and the Advisor is a reasonable business arrangement from each Portfolio's perspective as well as from the perspective of its interest holders.

In reviewing the Advisory Agreement, the Board considered the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund and each Portfolio and noted the compliance program that had been developed by the Advisor. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund and each Portfolio by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Portfolio consistent with its investment objective and policies.

The Board considered the advisory fees paid by each Portfolio under the Advisory Agreement, noting that the annual fees for each Portfolio are 0.60% of average daily net assets. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of each Portfolio as compared to the management fees and expense ratios of a peer group selected by Lipper. Based on the information provided, the Board noted that, except for The Dow(R) Target Dividend Portfolio and Value Line(R) Target 25 Portfolio, each Portfolio's management fees and expense ratios were in at least the third quintile of its Lipper peer group. The Board noted that the management fees and expense ratios of The Dow(R) Target Dividend Portfolio and Value Line(R) Target 25 Portfolio were each in the fifth quintile of its respective peer group, but considered Lipper's representation that due to a lack of index-based and pure index equity income funds, the data provided for these Portfolios did not represent Lipper's standard methodology. The Board considered that the Advisor has agreed to waive fees and reimburse expenses of each Portfolio through December 31, 2008 in order to prevent total annual operating expenses (excluding extraordinary expenses and brokerage fees) from exceeding 1.47% of average daily net assets (1.37% for the First Trust 10 Uncommon Values Portfolio). The Board noted that the Advisor may seek restitution from each Portfolio for fees waived and reimbursed through December 31, 2008; however, such restitution is limited to the extent that it would not cause a Portfolio to exceed its current expense limitations. The Board also considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to institutional clients that have investment objectives and policies similar to the Portfolio's, other than to registered investment companies. The Board noted that the Advisor does provide retail separate managed account investment advisory services to a variety of accounts that have investment objectives and policies similar to the Portfolios' and noted the Advisor's standard fee for such services.

The Board considered each Portfolio's long-term and short-term performance for the periods ended December 31, 2006 as compared to the performance of a relevant benchmark index and to a performance universe selected by Lipper. The Board also considered performance data provided by the Advisor. Because each Portfolio is non-diversified and generally invests in a relatively small number of issuers, the Board considered the difficulties of comparing each Portfolio to a broad peer universe. The Board also noted the differences between each Portfolio and its benchmark index. The Board noted that changes in the Portfolios' benchmarks and investment policies over the years affected the utility of comparisons with peer universe and benchmark performance and noted that each Portfolio's investment results were consistent with their investment objectives. After considering the information presented, the Board concluded that overall performance for the Portfolios was satisfactory.

On the basis of all the information provided on the fees, expenses and performance of each Portfolio, the Board concluded that the advisory fees for each Portfolio were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor to each Portfolio under the Advisory Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure but had not identified any economies of scale realized by the Portfolios. The Board concluded that the advisory fee for each Portfolio reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to variable annuity products for the twelve months ended December 31, 2006, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not unreasonable in light of the services provided to the Fund and each Portfolio. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Portfolios and noted that the Advisor does not utilize soft dollars in managing the Portfolios and therefore the typical fall out benefits are not present. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be attenuated.

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ADDITIONAL INFORMATION - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund and each Portfolio. No single factor was determinative in the Board's analysis.

                              LICENSING INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P., on behalf of the S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the S&P(R) Target 24 Portfolio and the Target Managed VIP Portfolio are sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any of the Portfolios.

"The NASDAQ-100(R)," "NASDAQ-100 Index(R)," "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust Advisors L.P., on behalf of the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have been passed on by the Corporations as to their legality or suitability. The Portfolios are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PORTFOLIOS.

"Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," and "The Dow(R) Dart 10" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) DART 10 Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio and The Dow(R) DART 10 Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line(TM) Timeliness Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. on behalf of the Value Line(R) Target 25 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio and the Value Line(R) Target 25 Portfolio are sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in any of the Portfolios.

The First Trust 10 Uncommon Values Portfolio is not sponsored or created by Lehman Brothers. Lehman Brothers' only relationship to First Trust Advisors L.P. is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon Values" which is determined, composed and calculated by Lehman Brothers without regard to First Trust Advisors L.P. or the First Trust 10 Uncommon Values Portfolio.

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "FUND") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

o Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

o     Information about your transactions with us, our affiliates or others;

o     Information we receive from your inquiries by mail, e-mail or telephone;
      and

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                            JUNE 30, 2007 (UNAUDITED)

o Information we collect on our website through the use of For example, we may identify the pages on our website "cookies." that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

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                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST DEFINED PORTFOLIO FUND, LLC

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              AUGUST 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              AUGUST 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.